Changes In Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Adoption of IFRS 16, “Leases

A) Adoption of IFRS 16, “Leases”

Effective January 1, 2019, the Company adopted IFRS 16, “Leases” (“IFRS 16”). The Company has applied the new standard using the modified retrospective approach. The modified retrospective approach does not require restatement of prior period financial information as it recognizes the cumulative effect as an adjustment to opening retained earnings and applies the standard prospectively. Therefore, the comparative information in the Company’s consolidated balance sheet, consolidated statements of earnings, other comprehensive income, shareholders’ equity and cash flows has not been restated.

On adoption, Management elected to use the following practical expedients permitted under the standard:

•	Apply a single discount rate to a portfolio of leases with similar characteristics;
•	Account for leases with a remaining term of less than twelve months as at January 1, 2019 as short-term leases;
•	Account for lease payments as an expense and not recognize a ROU asset if the underlying asset is of a low dollar value (less than US$5 thousand);
•	The use of hindsight in determining the lease term where the contract contains terms to extend or terminate the lease;
•	Account for lease and non-lease components as a single lease component for lease liabilities related to storage tanks; and
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Use the Company’s previous assessment under IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” (“IAS 37”) for onerous contracts instead of reassessing the ROU assets for impairment on January 1, 2019.